Exempt Party-in-Interest Transactions (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, administrative expenses	$ 689,000
Employee Benefit Plan Trustee
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, administrative expenses	$ 689,000
Employee Benefit Plan Trustee | Common Stock
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	97,000	109,000
Employee benefit plan, investment acquired, excluding plan interest in master trust, cost	$ 10,483,000	$ 11,359,000
Employee benefit plan, change in net asset available for benefit, increase from dividend income on investment	$ 334,000